Segment Information - Segment Results (Details) $ in Thousands			3 Months Ended								12 Months Ended
	Jan. 01, 2023 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment											3
Segment Reporting Information [Line Items]
Fee income			$ 1,861,000	$ 1,893,000	$ 1,920,000	$ 1,997,000	$ 2,081,000	$ 2,047,000	$ 1,976,000	$ 1,890,000	$ 7,671,000	$ 7,994,000	$ 6,840,000
Premiums			22,000	30,000	26,000	31,000	30,000	30,000	31,000	31,000	109,000	122,000	157,000
Net investment income			695,000	648,000	719,000	658,000	797,000	771,000	744,000	828,000	2,720,000	3,140,000	2,836,000
Net gains (losses) on derivatives and investments	$ (832,000)	$ (5,367,000)	(4,198,000)	(194,000)	2,940,000	(1,566,000)	(1,698,000)	(421,000)	(388,000)	(2,839,000)	(3,018,000)	(5,346,000)	(6,894,000)
Other income			25,000	19,000	20,000	20,000	22,000	17,000	31,000	23,000	84,000	93,000	64,000
Total revenues	9,752,000	5,982,000	(2,069,000)	2,951,000	6,702,000	2,168,000	1,196,000	2,329,000	1,626,000	831,000	9,752,000	5,982,000	3,443,000
Death, other policy benefits and change in policy reserves, net of deferrals	1,035,000	904,000	246,000	240,000	261,000	288,000	155,000	280,000	214,000	255,000	1,035,000	904,000	1,313,000
Interest credited on other contract holder funds, net of deferrals and amortization	859,000	825,000	235,000	223,000	206,000	195,000	201,000	205,000	207,000	212,000	859,000	825,000	1,293,000
(Gain) loss from updating future policy benefits cash flow assumptions, net	(36,000)	41,000	(26,000)	(39,000)	14,000	15,000	2,000	(15,000)	6,000	48,000	(36,000)	41,000	0
Interest expense			18,000	8,000	6,000	5,000	5,000	4,000	7,000	6,000	37,000	22,000	44,000
Operating costs and other expenses, net of deferrals			602,000	568,000	532,000	631,000	737,000	666,000	655,000	631,000	2,333,000	2,689,000	1,200,000
Total benefits and expenses	1,917,000	1,820,000	$ (528,000)	$ 391,000	$ 2,511,000	$ (457,000)	$ 1,397,000	$ 2,533,000	$ 2,929,000	$ (5,039,000)	1,917,000	1,820,000	5,836,000
Pretax income (loss)	$ 7,835,000	$ 4,162,000
Operating Segments
Segment Reporting Information [Line Items]
Fee income											4,582,000	5,128,000	4,319,000
Premiums											121,000	134,000	170,000
Net investment income											1,467,000	1,952,000	2,044,000
Net gains (losses) on derivatives and investments											40,000	153,000	127,000
Other income											84,000	93,000	64,000
Total revenues											6,294,000	7,460,000	6,724,000
Death, other policy benefits and change in policy reserves, net of deferrals											769,000	737,000	999,000
Interest credited on other contract holder funds, net of deferrals and amortization											859,000	825,000	1,155,000
(Gain) loss from updating future policy benefits cash flow assumptions, net											(30,000)	72,000
Interest expense											37,000	22,000	44,000
Operating costs and other expenses, net of deferrals											2,333,000	2,689,000	2,403,000
Amortization of deferred acquisition costs											568,000	568,000	92,000
Total benefits and expenses											4,536,000	4,913,000	4,693,000
Pretax income (loss)											1,758,000	2,547,000	2,031,000
Operating Segments | Retail Annuities
Segment Reporting Information [Line Items]
Fee income											4,108,000	4,636,000	3,806,000
Premiums											10,000	15,000	27,000
Net investment income											394,000	686,000	947,000
Net gains (losses) on derivatives and investments											17,000	52,000	48,000
Other income											42,000	47,000	30,000
Total revenues											4,571,000	5,436,000	4,858,000
Death, other policy benefits and change in policy reserves, net of deferrals											63,000	6,000	142,000
Interest credited on other contract holder funds, net of deferrals and amortization											246,000	218,000	469,000
(Gain) loss from updating future policy benefits cash flow assumptions, net											(6,000)	(8,000)
Interest expense											32,000	22,000	28,000
Operating costs and other expenses, net of deferrals											2,174,000	2,455,000	2,172,000
Amortization of deferred acquisition costs											557,000	556,000	55,000
Total benefits and expenses											3,066,000	3,249,000	2,866,000
Pretax income (loss)											1,505,000	2,187,000	1,992,000
Operating Segments | Closed Life and Annuity Blocks
Segment Reporting Information [Line Items]
Fee income											474,000	492,000	513,000
Premiums											111,000	119,000	143,000
Net investment income											706,000	950,000	776,000
Net gains (losses) on derivatives and investments											31,000	72,000	58,000
Other income											35,000	39,000	26,000
Total revenues											1,357,000	1,672,000	1,516,000
Death, other policy benefits and change in policy reserves, net of deferrals											706,000	731,000	857,000
Interest credited on other contract holder funds, net of deferrals and amortization											412,000	419,000	436,000
(Gain) loss from updating future policy benefits cash flow assumptions, net											(24,000)	80,000
Interest expense											0	0	0
Operating costs and other expenses, net of deferrals											129,000	181,000	190,000
Amortization of deferred acquisition costs											11,000	12,000	17,000
Total benefits and expenses											1,234,000	1,423,000	1,500,000
Pretax income (loss)											123,000	249,000	16,000
Operating Segments | Institutional Products
Segment Reporting Information [Line Items]
Fee income											0	0	0
Premiums											0	0	0
Net investment income											312,000	260,000	355,000
Net gains (losses) on derivatives and investments											(22,000)	(3,000)	0
Other income											0	0	1,000
Total revenues											290,000	257,000	356,000
Death, other policy benefits and change in policy reserves, net of deferrals											0	0	0
Interest credited on other contract holder funds, net of deferrals and amortization											201,000	188,000	250,000
(Gain) loss from updating future policy benefits cash flow assumptions, net											0	0
Interest expense											5,000	0	16,000
Operating costs and other expenses, net of deferrals											5,000	5,000	5,000
Amortization of deferred acquisition costs											0	0	0
Total benefits and expenses											211,000	193,000	271,000
Pretax income (loss)											79,000	64,000	85,000
Corporate and Other
Segment Reporting Information [Line Items]
Fee income											0	0	0
Premiums											0	0	0
Net investment income											55,000	56,000	(34,000)
Net gains (losses) on derivatives and investments											14,000	32,000	21,000
Other income											7,000	7,000	7,000
Total revenues											76,000	95,000	(6,000)
Death, other policy benefits and change in policy reserves, net of deferrals											0	0	0
Interest credited on other contract holder funds, net of deferrals and amortization											0	0	0
(Gain) loss from updating future policy benefits cash flow assumptions, net											0	0
Interest expense											0	0	0
Operating costs and other expenses, net of deferrals											25,000	48,000	36,000
Amortization of deferred acquisition costs											0	0	20,000
Total benefits and expenses											25,000	48,000	56,000
Pretax income (loss)											$ 51,000	$ 47,000	$ (62,000)